Other Non-Current Assets/Other Non-Current Liabilities (Tables)	12 Months Ended
Aug. 31, 2018
Other Non Current Assets And Other Non Current Liabilities [Abstract]
Schedule of Other Non-Current Assets and Other Non-Current Liabilities

Other non-current assets and other non-current liabilities were as follows:

	As of August 31,
	2017	2018
	RMB	RMB
Other non-current assets:
Housing subsidies- non-current*	43,660	—
Deposits	—	1,363
Prepayment for rental- non-current	—	5,933

Total Other non-current assets	43,660	7,296

Other non-current liabilities:
Housing subsidies- non-current*	59,806	7,817
ADR reimbursement**	—	4,654

Total Other non-current liabilities	59,806	12,471